Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS [ ] FEBRUARY 28, 2002

Dear Shareholder:

For many investors, the 12-month period ended February 28, 2002, was a very difficult time to be in the market. The U.S. equity markets continued deeper into negative territory as 2001 advanced. By March, the Nasdaq composite index, the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500) had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. Early in the year the turmoil spread to old-economy stalwarts as well, leaving very few places in the market to hide. In the second and third quarters, growth began to outpace value for the first time since early 2000. Then the terrorist attacks of September 11 significantly damaged market returns, dragging down most sectors in a relatively uniform fashion.

Despite fears to the contrary, market psychology actually improved during the fourth quarter as news on the progress of the war in Afghanistan remained positive. By late December this growing optimism was confirmed by surprisingly high consumer confidence numbers. Other economic data such as new-home sales and similar leading economic indicators also suggested that the U.S. economy had maintained its underlying strength. As a result, the market reacted positively and valuations on many stocks once again became extended.

In January and February the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and a growing awareness that a number of Fortune 500 companies, Enron most notably, had allowed serious lapses to occur in corporate governance.

While all the major stock indexes lost value during this reporting period, it was the technology-heavy Nasdaq composite index that suffered the most, declining more than 19 percent for the fiscal year ended February 28, 2002.

Performance and Portfolio

For the 12-month period ended February 28, 2002, the Class B shares of Morgan Stanley Dividend Growth Securities posted a total return of -6.06 percent compared to -9.51 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares returned -5.35 percent, -6.05 percent and -5.10 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

Since its inception, the Fund has utilized a screening process that seeks to identify undervalued stocks that have a record of paying dividends and the potential for increasing dividends. During the period, this screening process led to overweightings in basic materials, capital goods, energy and utilities, which

Morgan Stanley Dividend Growth Securities Inc.
LETTER TO THE SHAREHOLDERS [ ] FEBRUARY 28, 2002 continued


currently enjoy strong cash flows and attractive dividend yields. The Fund remained underweighted in high-technology and telecommunications stocks, which experienced severe volatility during the period.

Portfolio holdings liquidated during the period included Aetna, Ryder Systems, Phelps-Dodge, Enron, Dana, Providian Financial and Zimmer (a spin-off from Bristol-Myers Squibb). A new portfolio position was established when First Energy acquired GPU. At the end of the period, the Fund was invested in 66 equity issues spread across 35 different industry groups.

Looking Ahead

There is no doubt that the September 11 terrorist attacks had a negative impact on the markets and the economy. However, we anticipate that the aggressive easing of monetary policy by the Fed during the fiscal year will eventually lead to a rally in stock prices. In addition, we believe that the economy is on the road to recovery. At the end of February, evidence of this upward trend included robust housing and automobile sales.

We appreciate your ongoing support of Morgan Stanley Dividend Growth Securities and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo                       /s/ Mitchell M. Merin
---------------------------                      ------------------------------
    Charles A. Fiumefreddo                           Mitchell M. Merin
    Chairman of the Board                            President

Morgan Stanley Dividend Growth Securities Inc.
FUND PERFORMANCE [ ] FEBRUARY 28, 2002


[GRAPHIC OMITTED]


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



                                                        AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                          CLASS A SHARES*                                                         CLASS B SHARES**
--------------------------------------------------------------------       ---------------------------------------------------------
PERIOD ENDED 2/28/02                                                       PERIOD ENDED 2/28/02
---------------------------                                                ---------------------
1 Year                          (5.35)%(1)         (10.32)%(2)             1 Year                    (6.06)%(1)         (10.48)%(2)
Since Inception (7/28/97)        3.92 %(1)           2.71 %(2)             5 Years                    6.23 %(1)           5.92 %(2)
                                                                           10 Years                  10.22 %(1)          10.22 %(2)


                          CLASS C SHARES+                                                 CLASS D SHARES++
--------------------------------------------------------------------       ---------------------------------------------------------
PERIOD ENDED 2/28/02                                                       PERIOD ENDED 2/28/02
---------------------------                                                ---------------------------
1 Year                          (6.05)%(1)          (6.93)%(2)             1 Year                    (5.10)%(1)
Since Inception (7/28/97)        3.17 %(1)           3.17 %(2)             Since Inception (7/28/97)  4.17 %(1)


------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on February 28, 2002.

(4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS [ ] FEBRUARY 28, 2002




 NUMBER OF                                                           NUMBER OF
  SHARES                                               VALUE          SHARES                                               VALUE
----------------------------------------------------------------    ---------------------------------------------------------------
               Common Stocks (98.2%)                                              Electronics/Appliances (1.5%)
               Aerospace & Defense (0.7%)                            2,100,000    Whirlpool Corp. ...............   $   157,710,000
 2,500,000     Goodrich Corp. ................   $    74,625,000                                                    ---------------
                                                 ---------------                  Finance/Rental/Leasing (4.3%)
               Aluminum (3.9%)                                       3,150,000    Fannie Mae ....................       246,487,500
 3,750,000     Alcan, Inc. (Canada) ..........       152,025,000     4,050,000    Household International,
 7,050,000     Alcoa, Inc. ...................       264,868,500                    Inc. ........................       208,575,000
                                                 ---------------                                                    ---------------
                                                     416,893,500                                                        455,062,500
                                                 ---------------                                                    ---------------
               Apparel/Footwear (1.0%)                                            Financial Conglomerates (2.4%)
 2,500,000     VF Corp. ......................       105,125,000     2,750,000    Citigroup, Inc. ...............       124,437,500
                                                 ---------------     4,532,500    J.P. Morgan Chase & Co. .......       132,575,625
               Auto Parts: O.E.M. (3.4%)                                                                            ---------------
 5,500,000     Delphi Automotive                                                                                        257,013,125
                 Systems Corp. ...............        87,945,000                                                    ---------------
 2,050,000     Johnson Controls, Inc. ........       181,958,000                  Food Distributors (3.2%)
 1,800,000     TRW Inc. ......................        90,450,000     3,600,000    Supervalu, Inc. ...............        93,420,000
                                                  ---------------    8,500,000    SYSCO Corp. ...................       251,345,000
                                                     360,353,000                                                    ---------------
                                                 ---------------                                                        344,765,000
               Beverages: Non-Alcoholic (1.6%)                                                                      ---------------
 3,650,000     Coca-Cola Co. (The) ...........       172,973,500                  Food: Major Diversified (2.3%)
                                                 ---------------     4,800,000    PepsiCo, Inc. .................       242,400,000
               Chemicals: Major Diversified (3.1%)                                                                  ---------------
 4,575,000     Dow Chemical Co. (The) ........       143,106,000                  Forest Products (1.5%)
 3,850,000     Du Pont (E.I.) de Nemours                             2,600,000    Weyerhaeuser Co. ..............       160,732,000
                 & Co., Inc. .................       180,334,000                                                    ---------------
                                                 ---------------                  Household/Personal Care (6.4%)
                                                     323,440,000     5,150,000    Avon Products, Inc. ...........       266,203,500
                                                 ---------------     2,625,000    Kimberly-Clark Corp. ..........       164,325,000
               Computer Processing                                   3,000,000    Procter & Gamble Co. (The)            254,370,000
                 Hardware (2.6%)                                                                                    ---------------
 3,050,000     Hewlett-Packard Co. ...........        61,366,000                                                        684,898,500
 2,200,000     International Business                                                                               ---------------
                 Machines Corp. ..............       215,864,000                  Industrial Conglomerates (8.3%)
                                                 ---------------     5,100,000    General Electric Co. ..........       196,350,000
                                                     277,230,000     3,650,000    Honeywell International,
                                                 ---------------                    Inc. ........................       139,138,000
               Department Stores (1.6%)                              1,800,000    Minnesota Mining &
 3,200,000     Sears, Roebuck & Co. ..........       168,256,000                  Manufacturing Co. .............       212,274,000
                                                 ---------------     2,500,000    Tyco International Ltd.
               Discount Stores (2.5%)                                               (Bermuda) ...................        72,750,000
 6,200,000     Target Corp. ..................       259,780,000     3,600,000    United Technologies Corp.             262,620,000
                                                 ---------------                                                    ---------------
               Electric Utilities (4.6%)                                                                                883,132,000
   950,000     Dominion Resources, Inc. ......        55,366,000                                                    ---------------
 3,500,000     Exelon Corp. ..................       172,480,000                  Industrial Specialties (1.0%)
 2,100,000     FirstEnergy Corp. .............        76,860,000     2,000,000    PPG Industries, Inc. ..........       102,700,000
 2,350,000     FPL Group, Inc. ...............       124,808,500                                                    ---------------
 2,694,000     Reliant Energy, Inc. ..........        56,035,200                  Information Technology
                                                 ---------------                    Services (1.1%)
                                                     485,549,700     1,950,000    Electronic Data Systems
                                                 ---------------                    Corp. .......................       115,108,500
                                                                                                                    ---------------



                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS [ ] FEBRUARY 28, 2002 continued


NUMBER OF                                                            NUMBER OF
 SHARES                                                VALUE          SHARES                                              VALUE
--------------------------------------------------------------      ---------------------------------------------------------------
             Integrated Oil (6.3%)                                    3,500,000   Pharmacia Corp. ...............   $   143,675,000
 4,450,000   BP PLC (ADR) (United                                     5,700,000   Schering-Plough Corp. .........       196,593,000
               Kingdom) ....................   $   220,497,500                                                      ---------------
 6,300,000   Exxon Mobil Corp. .............       260,190,000                                                          812,323,000
 3,700,000   Royal Dutch Petroleum Co.                                                                              ---------------
               (ADR) (Netherlands) .........       190,069,000                    Pulp & Paper (1.8%)
                                               ---------------        2,300,000   International Paper Co. .......       100,625,000
                                                   670,756,500        2,700,000   Meadwestvaco Corp. ............        93,798,000
                                               ---------------                                                      ---------------
             Life/Health Insurance (4.5%)                                                                               194,423,000
 2,950,000   Aegon N.V. (ARS)                                                                                       ---------------
               (Netherlands) ...............        63,720,000                    Railroads (2.2%)
 3,600,000   Jefferson-Pilot Corp. .........       182,052,000        4,550,000   Burlington Northern Santa
 4,500,000   Lincoln National Corp. ........       230,445,000                      Fe Corp. ....................       132,041,000
                                               ---------------        2,600,000   CSX Corp. .....................        98,124,000
                                                   476,217,000                                                      ---------------
                                               ---------------                                                          230,165,000
             Major Banks (3.6%)                                                                                     ---------------
 4,100,000   Bank of America Corp. .........       262,195,000                    Recreational Products (0.6%)
 4,950,000   KeyCorp .......................       124,146,000        2,150,000   Eastman Kodak Co. .............        67,725,000
                                               ---------------                                                      ---------------
                                                   386,341,000                    Semiconductors (0.8%)
                                               ---------------        2,850,000   Intel Corp. ...................        81,367,500
             Major Telecommunications (2.2%)                                                                        ---------------
 5,100,000   Verizon Communications                                               Trucks/Construction/Farm
               Inc. ........................       238,680,000                      Machinery (3.0%)
                                               ---------------        2,100,000   Caterpillar, Inc. .............       116,571,000
             Motor Vehicles (2.1%)                                    4,150,000   Deere & Co. ...................       198,909,500
 2,100,000   DaimlerChrysler AG                                                                                     ---------------
               (Germany) ...................        83,748,000                                                          315,480,500
 2,550,000   General Motors Corp. ..........       135,099,000                                                      ---------------
                                               ---------------                    Total Common Stocks
                                                   218,847,000                    (Cost $4,729,453,040) .........    10,430,267,825
                                               ---------------                                                      ---------------
             Office Equipment/Supplies (1.8%)
 4,600,000   Pitney Bowes, Inc. ............       191,912,000
                                               ---------------
             Oil & Gas Pipelines (1.5%)
 4,150,000   El Paso Corp. .................       162,182,000
                                               ---------------
             Oil & Gas Production (1.0%)
 1,900,000   Kerr-McGee Corp. ..............       105,051,000
                                               ---------------
             Oil Refining/Marketing (2.2%)
 4,900,000   Marathon Oil Corp. ............       134,750,000
 2,500,000   Sunoco, Inc. ..................        96,300,000
                                               ---------------
                                                   231,050,000
                                               ---------------
             Pharmaceuticals: Major (7.6%)
 4,100,000   American Home Products
               Corp. .......................       260,555,000
 4,500,000   Bristol-Myers Squibb Co. ......       211,500,000



                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS [ ] FEBRUARY 28, 2002 continued



 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                          VALUE
-----------                                   ----------------
              Short-Term Investment (1.2%)
              Repurchase Agreement
$ 123,326     Joint repurchase agreement
                account 1.895% due
                03/01/02 (dated
                02/28/02; proceeds
                $123,332,492)(a)
                (Cost $123,326,000)........       123,326,000
                                              ---------------
Total Investments
(Cost $4,852,779,040) (b).....    99.4%         10,553,593,825
Other Assets in Excess of
Liabilities ..................     0.6              62,023,419
                                 ------         --------------
Net Assets ...................   100.0%        $10,615,617,244
                                 ======         ==============

---------------
ADR  American Depository Receipt.
ARS  American Registered Shares.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,859,709,243 and the aggregate gross unrealized depreciation is $158,894,458, resulting in net unrealized appreciation of $5,700,814,785.



                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
February 28, 2002

Assets:
Investments in securities, at value
 (cost $4,852,779,040) ...................................................     $ 10,553,593,825
Receivable for:
  Investments sold .......................................................           46,464,973
  Dividends ..............................................................           33,546,540
  Capital stock sold .....................................................            6,253,407
Prepaid expenses and other assets ........................................              261,866
                                                                               ----------------
  Total Assets ...........................................................       10,640,120,611
                                                                               ----------------
Liabilities:
Payable for:
  Capital stock repurchased ..............................................           10,336,486
  Distribution fee .......................................................            7,535,311
  Investment management fee ..............................................            3,164,131
  Investments purchased ..................................................            2,902,500
Accrued expenses and other payables ......................................              564,939
                                                                               ----------------
  Total Liabilities ......................................................           24,503,367
                                                                               ----------------
  Net Assets .............................................................     $ 10,615,617,244
                                                                               ================
Composition of Net Assets:
Paid-in-capital ..........................................................     $  4,670,503,169
Net unrealized appreciation ..............................................        5,700,814,785
Accumulated undistributed net investment income ..........................           30,579,334
Accumulated undistributed net realized gain ..............................          213,719,956
                                                                               ----------------
  Net Assets .............................................................     $ 10,615,617,244
                                                                               ================
Class A Shares:
Net Assets ...............................................................     $    145,257,128
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......            3,127,700
  Net Asset Value Per Share ..............................................     $          46.44
                                                                               ================
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ........................     $          49.01
                                                                               ================
Class B Shares:
Net Assets ...............................................................     $  9,865,150,074
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......          212,319,571
  Net Asset Value Per Share ..............................................     $          46.46
                                                                               ================
Class C Shares:
Net Assets ...............................................................     $    124,975,697
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......            2,698,382
  Net Asset Value Per Share ..............................................     $          46.32
                                                                               ================
Class D Shares:
Net Assets ...............................................................     $    480,234,345
Shares Outstanding (500,000,000 shares authorized, $.01 par value) .......           10,334,377
  Net Asset Value Per Share ..............................................     $          46.47
                                                                               ================

                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued


Statement of Operations
For the year ended February 28, 2002

Net Investment Income
Income
Dividends (net of $2,453,021 foreign withholding tax) ....    $    247,412,618
Interest .................................................           3,202,344
                                                              ----------------
  Total Income ...........................................         250,614,962
                                                              ----------------
Expenses
Distribution fee (Class A shares) ........................             446,201
Distribution fee (Class B shares) ........................         106,945,846
Distribution fee (Class C shares) ........................           1,302,095
Investment management fee ................................          44,454,256
Transfer agent fees and expenses .........................          10,474,840
Shareholder reports and notices ..........................             525,467
Custodian fees ...........................................             423,845
Registration fees ........................................             129,464
Professional fees ........................................              56,085
Directors' fees and expenses .............................              21,428
Other ....................................................              88,526
                                                              ----------------
  Total Expenses .........................................         164,868,053
                                                              ----------------
  Net Investment Income ..................................          85,746,909
                                                              ----------------
Net Realized and Unrealized Gain (Loss):
Net realized gain ........................................         500,598,963
Net change in unrealized appreciation ....................      (1,352,563,468)
                                                              ----------------
  Net Loss ...............................................        (851,964,505)
                                                              ----------------
Net Decrease .............................................    $   (766,217,596)
                                                                ================


                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes In Net Assets


                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                   ENDED                 ENDED
                                                                             FEBRUARY 28, 2002     FEBRUARY 28, 2001
                                                                            -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ...................................................    $     85,746,909      $    122,888,604
Net realized gain .......................................................         500,598,963         1,095,009,497
Net change in unrealized appreciation ...................................      (1,352,563,468)        1,038,512,307
                                                                             ----------------      ----------------
  Net Increase (Decrease) ...............................................        (766,217,596)        2,256,410,408
                                                                             ----------------      ----------------
Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares ........................................................          (2,783,320)           (3,811,483)
  Class B shares ........................................................         (69,875,706)         (125,393,249)
  Class C shares ........................................................          (1,014,430)           (1,284,013)
  Class D shares ........................................................          (7,472,548)           (8,669,342)
Net realized gain*
  Class A shares ........................................................          (9,765,004)          (24,006,246)
  Class B shares ........................................................        (560,593,722)       (1,304,698,292)
  Class C shares ........................................................          (6,922,405)          (14,724,273)
  Class D shares ........................................................         (23,888,388)          (47,997,084)
                                                                             ----------------      ----------------
  Total Dividends and Distributions .....................................        (682,315,523)       (1,530,583,982)
                                                                             ----------------      ----------------
Net decrease from capital stock transactions ............................        (541,171,887)       (1,745,198,484)
                                                                             ----------------      ----------------
  Net Decrease ..........................................................      (1,989,705,006)       (1,019,372,058)

Net Assets:
Beginning of period .....................................................      12,605,322,250        13,624,694,308
                                                                             ----------------      ----------------
End of Period

(Including accumulated undistributed net investment income of $30,579,334
and $25,978,429, respectively) ..........................................    $ 10,615,617,244      $ 12,605,322,250
                                                                             ================      ================

------------
*    Includes Short-Term Gains of:

         Class A shares ..................    $   26,335        --
         Class B shares ..................     1,352,759        --
         Class C shares ..................        16,540        --
         Class D shares ..................        54,527        --
                                              ----------     ------
            Total Short-Term Gains .......    $1,450,161        --
                                              ==========     ======

                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2002


1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Dividend Growth Securities Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six year and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2002 continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2002 continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $78,893,272 at February 28, 2002.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2002 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,743, $9,002,713 and $36,197, respectively and received approximately $270,768 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2002 aggregated $9,087,544 and $1,178,177,059, respectively.

For the year ended February 28, 2002, the Fund incurred $34,427 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 2002, the Fund incurred brokerage commissions of $311,200 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $8,587. At February 28, 2002, the Fund had an accrued pension liability of $58,432, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $54,000.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2002 continued

5. Capital Stock
Transactions in capital stock were as follows:


                                                                 FOR THE YEAR                        FOR THE YEAR
                                                                     ENDED                               ENDED
                                                               FEBRUARY 28, 2002                   FEBRUARY 28, 2001
                                                      ----------------------------------- -----------------------------------
                                                           SHARES            AMOUNT            SHARES            AMOUNT
                                                      --------------- ------------------- --------------- -------------------
CLASS A SHARES
Sold ................................................     1,853,136    $     87,205,199       1,662,021    $     89,471,001
Reinvestment of dividends and distributions .........       241,094          11,509,496         512,735          26,058,616
Redeemed ............................................    (3,213,151)       (148,457,471)     (2,211,764)       (118,317,736)
                                                         ----------    ----------------      ----------    ----------------
Net decrease - Class A ..............................    (1,118,921)        (49,742,776)        (37,008)         (2,788,119)
                                                         ----------    ----------------      ----------    ----------------
CLASS B SHARES
Sold ................................................    14,258,875         702,654,795      13,483,982         722,519,888
Reinvestment of dividends and distributions .........    12,074,663         575,026,673      25,894,695       1,316,843,155
Redeemed ............................................   (38,995,126)     (1,883,819,908)    (71,288,307)     (3,774,130,203)
                                                        -----------    ----------------     -----------    ----------------
Net decrease - Class B ..............................   (12,661,588)       (606,138,440)    (31,909,630)     (1,734,767,160)
                                                        -----------    ----------------     -----------    ----------------
CLASS C SHARES
Sold ................................................       656,729          32,237,834         716,402          38,297,136
Reinvestment of dividends and distributions .........       160,212           7,598,604         304,930          15,459,240
Redeemed ............................................      (775,439)        (37,390,096)     (1,076,714)        (56,895,169)
                                                        -----------    ----------------     -----------    ----------------
Net increase (decrease) - Class C ...................        41,502           2,446,342         (55,382)         (3,138,793)
                                                        -----------    ----------------     -----------    ----------------
CLASS D SHARES
Sold ................................................     4,712,582         228,576,094       2,553,934         137,249,092
Reinvestment of dividends and distributions .........       631,010          29,749,007       1,075,757          54,738,885
Redeemed ............................................    (3,062,922)       (146,062,114)     (3,655,101)       (196,492,389)
                                                        -----------    ----------------     -----------    ----------------
Net increase (decrease) - Class D ...................     2,280,670         112,262,987         (25,410)         (4,504,412)
                                                        -----------    ----------------     -----------    ----------------
Net decrease in Fund ................................   (11,458,337)   $   (541,171,887)    (32,027,430)   $ (1,745,198,484)
                                                        ===========    ================     ===========    ================

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:


                                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                     -------------------------------------------------------------------
                                                           2002             2001            2000**            1999
                                                     --------------- ----------------- --------------- -----------------
Class A Shares ++

Selected Per Share Data:
Net asset value, beginning of period ...............     $    52.54         $    50.11     $    60.22      $  58.39
                                                         ----------         ----------     ----------      ----------
Income (loss) from investment operations:
 Net investment income .............................          0.71               0.84           0.94           1.05
 Net realized and unrealized gain (loss) ...........         (3.51)              8.35          (7.75)          3.58
                                                         ----------         ----------     ----------      ----------
Total income (loss) from investment operations .....         (2.80)              9.19          (6.81)          4.63
                                                         ----------         ----------     ----------      ----------
Less dividends and distributions from:
 Net investment income .............................         (0.70)             (0.92)         (0.99)         (1.02)
 Net realized gain .................................         (2.60)             (5.84)         (2.31)         (1.78)
                                                         ----------         ----------     ----------      ----------
Total dividends and distributions ..................         (3.30)             (6.76)         (3.30)         (2.80)
                                                         ----------         ----------     ----------      ----------
Net asset value, end of period .....................     $    46.44         $    52.54     $    50.11      $  60.22
                                                         ==========         ==========     ==========      ==========
Total Return+ ......................................         (5.35)%             19.31 %       (12.07)%        8.10%

Ratios to Average Net Assets:
Expenses ...........................................          0.73 %(3)           0.73%(3)       0.67 %(3)     0.64%(3)
Net investment income ..............................          1.46 %(3)           1.57%(3)       1.52 %(3)     1.76%(3)

Supplemental Data:
Net assets, end of period, in thousands ............      $145,257            $223,106       $214,669      $227,457
Portfolio turnover rate ............................             0 %                 1%             4 %          13%


                                                       FOR THE PERIOD
                                                       JULY 28, 1997*
                                                           THROUGH
                                                      FEBRUARY 28, 1998
                                                     ------------------
Class A Shares++

Selected Per Share Data:
Net asset value, beginning of period ...............     $   53.43
                                                         ---------
Income (loss) from investment operations:
 Net investment income .............................          0.66
 Net realized and unrealized gain (loss) ...........          5.22
                                                         ---------
Total income (loss) from investment operations .....          5.88
                                                         ---------
Less dividends and distributions from:
 Net investment income .............................         (0.67)
 Net realized gain .................................         (0.25)
                                                         ---------
Total dividends and distributions ..................         (0.92)
                                                         ---------
Net asset value, end of period .....................     $   58.39
                                                         =========
Total Return+ ......................................         11.15%(1)

Ratios to Average Net Assets:
Expenses ...........................................          0.70%(2)
Net investment income ..............................          2.09%(2)

Supplemental Data:
Net assets, end of period, in thousands ............     $  84,987
Portfolio turnover rate ............................             4%

------------
*    The date shares were first issued.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                          FOR THE YEAR ENDED FEBRUARY 28,
                                        ------------------------------------------------------------
                                               2002                 2001                  2000**
                                        ------------------ -----------------------------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period ...............................        $       52.54   $       50.10        $         60.18
                                               -------------   ---------------      ---------------
Income (loss) from investment operations:
 Net investment income ................                0.34             0.47
 Net realized and unrealized gain                                                             0.64
  (loss) ..............................               (3.50)            8.35                 (7.73)
                                               -------------   ---------------      ---------------
Total income (loss) from
 investment operations ................               (3.16)            8.82                 (7.09)
                                               -------------   ---------------      ---------------
Less dividends and distributions from:
 Net investment income ................               (0.32)           (0.54)                (0.68)
 Net realized gain ....................               (2.60)           (5.84)                (2.31)
                                               -------------   ---------------      ---------------
Total dividends and distributions .....               (2.92)           (6.38)                (2.99)
                                               -------------   ---------------      ---------------
Net asset value, end of period ........        $       46.46   $       52.54        $         50.10
                                               =============   ===============      ===============
Total Return+ .........................               (6.06)%          18.48%               (12.49)%

Ratios to Average Net Assets:
Expenses ..............................                1.49 %(1)        1.42%(1)              1.15%(1)
Net investment income .................                0.70 %(1)        0.88%(1)              1.04%(1)

Supplemental Data:
Net assets, end of period,
 in thousands .........................          $9,865,150      $11,819,378           $12,869,283
Portfolio turnover rate ...............                   0%               1%                    4%

                                                FOR THE YEAR ENDED FEBRUARY 28,
                                        -------------------------------------------
                                                    1999                 1998*
                                         ---------------------- -------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period ...............................      $       58.36        $        46.60
                                             ---------------      --------------
Income (loss) from investment operations:
 Net investment income ................               0.77                  0.84
 Net realized and unrealized gain
  (loss) ..............................               3.58                 12.50
                                             ---------------      --------------
Total income (loss) from
 investment operations ................               4.35                 13.34
                                             ---------------      --------------
Less dividends and distributions from:
 Net investment income ................              (0.75)                 (0.83)
 Net realized gain ....................              (1.78)                 (0.75)
                                             ---------------      ---------------
Total dividends and distributions .....              (2.53)                 (1.58)
                                             ---------------      ---------------
Net asset value, end of period ........      $       60.18        $         58.36
                                             ===============      ===============
Total Return+ .........................               7.59%                 29.10%

Ratios to Average Net Assets:
Expenses ..............................               1.11%(1)               1.14%
Net investment income .................               1.29%(1)               1.61%

Supplemental Data:
Net assets, end of period,
 in thousands .........................      $  18,060,848        $    16,989,453
Portfolio turnover rate ...............                 13%                     4%

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Morgan Stanley DW Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued



                                                                                                                    FOR THE PERIOD
                                                                 FOR THE YEAR ENDED FEBRUARY 28,                    JULY 28, 1997*
                                                  -------------------------------------------------------------         THROUGH
                                                        2002           2001           2000**          1999         FEBRUARY 28, 1998
                                                  --------------- -------------- --------------- --------------    -----------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ............     $    52.44     $   49.96       $   60.02     $    58.28      $  53.43
                                                      ----------     ---------       ----------     ---------      --------
Income (loss) from investment operations:

 Net investment income ..........................          0.35           0.50            0.47           0.59          0.43
 Net realized and unrealized gain (loss) ........         (3.49)          8.32           (7.70)          3.56          5.21
                                                      ----------     ---------       ----------     ---------      --------
Total income (loss) from investment operations ..         (3.14)          8.82           (7.23)          4.15          5.64
                                                      ----------     ---------       ----------     ---------       --------
Less dividends and distributions from:
 Net investment income ..........................         (0.38)          (0.50)         (0.52)         (0.63)        (0.54)
 Net realized gain ..............................         (2.60)          (5.84)         (2.31)         (1.78)        (0.25)
                                                      ----------     ----------      ----------     ---------       --------
Total dividends and distributions ...............         (2.98)          (6.34)         (2.83)         (2.41)        (0.79)
                                                      ----------     ----------      ----------     ---------       --------
Net asset value, end of period ..................     $    46.32     $    52.44       $  49.96     $    60.02       $  58.28
                                                      ==========     ==========      ==========     =========       ========
Total Return+ ...................................         (6.05)%         18.54%        (12.73)%         7.26%         10.68%(1)

Ratios to Average Net Assets:
Expenses ........................................          1.48 %(3)       1.37 %(3)      1.43 %(3)      1.43%(3)       1.45%(2)
Net investment income ...........................          0.71 %(3)       0.93 %(3)      0.76 %(3)      0.97%(3)       1.37%(2)

Supplemental Data:
Net assets, end of period, in thousands .........      $124,976       $ 139,320       $135,496      $ 144,425       $50,773
Portfolio turnover rate .........................             0%              1%             4 %           13%            4%



------------
*    The date shares were first issued.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued




                                                                                                                 FOR THE PERIOD
                                                                  FOR THE YEAR ENDED FEBRUARY 28,                JULY 28, 1997*
                                                  -----------------------------------------------------------       THROUGH
                                                      2002           2001          2000**           1999       FEBRUARY 28, 1998
                                                  ------------- -------------- -------------- --------------- ------------------
Class D Shares++

Selected Per Share Data:
Net asset value, beginning of period ............   $    52.59     $   50.16      $   60.26     $  58.43            $   53.43
                                                    ----------     ---------      ----------     ----------         ----------
Income (loss) from investment operations:
 Net investment income ..........................        0.83           0.97           1.09         1.17                 0.76
 Net realized and unrealized gain (loss) ........       (3.53)          8.35          (7.76)        3.59                 5.20
                                                    ----------     ---------      ----------     ----------         ----------
Total income (loss) from investment operations ..       (2.70)          9.32          (6.67)        4.76                 5.96
                                                    ----------     ---------      ----------     ----------         ----------
Less dividends and distributions from:
 Net investment income ..........................       (0.82)         (1.05)         (1.12)       (1.15)               (0.71)
 Net realized gain ..............................       (2.60)         (5.84)         (2.31)       (1.78)               (0.25)
                                                    ----------     ---------      ----------     ----------         ----------
Total dividends and distributions ...............       (3.42)         (6.89)         (3.43)       (2.93)               (0.96)
                                                    ----------     ---------      ----------     ----------         ----------
Net asset value, end of period ..................   $    46.47     $   52.59      $   50.16     $  60.26            $    58.43
                                                    ==========     ==========     ==========     ==========         ==========
Total Return+ ...................................       (5.10)%        19.60%        (11.85)%       8.33%                11.31%(1)

Ratios to Average Net Assets:
Expenses ........................................        0.49%(3)       0.48%(3)       0.43%(3)     0.43%(3)             0.45%(2)
Net investment income ...........................        1.70%(3)       1.82%(3)       1.76%(3)     1.97%(3)             2.39%(2)

Supplemental Data:
Net assets, end of period, in thousands .........    $480,234       $423,519       $405,246     $488,987            $ 365,068
Portfolio turnover rate .........................           0%             1%             4%          13%                   4%



------------
* The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Morgan Stanley Dividend Growth Securities Inc:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dividend Growth Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Dividend Growth Securities Inc., including the portfolio of investments, as of February 28, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dividend Growth Securities Inc. as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 10, 2002

                       2002 Federal Tax Notice (unaudited)

         During the year ended February 28, 2002, the Fund paid to its shareholders $2.59 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

         Of the Fund's ordinary income dividends paid during the fiscal year, 0.04% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION




Independent Directors:



                                                        TERM OF
                                                       OFFICE AND
                                       POSITION(S)     LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT DIRECTOR           REGISTRANT       SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------- ------------- ----------------  ----------------------------------------------
Michael Bozic (61)                     Director      Director since    Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                         April 1994        Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Directors                                   formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                          (December 1998-October 2000), Chairman and
New York, NY                                                           Chief Executive Officer of Levitz Furniture
                                                                       Corporation (November 1995-November 1998)
                                                                       and President and Chief Executive Officer
                                                                       of Hills Department Stores (May 1991-July
                                                                       1995); formerly variously Chairman, Chief
                                                                       Executive Officer, President and Chief
                                                                       Operating Officer (1987-1991) of the
                                                                       Sears Merchandise Group of Sears, Roebuck
                                                                       & Co.

Edwin J. Garn (69)                     Director      Director since    Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                              January 1993      Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                          United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                     and Chairman, Senate Banking Committee
Salt Lake City, UT                                                     (1980-1986); formerly Mayor of Salt Lake City,
                                                                       Utah (1971-1974); formerly Astronaut,
                                                                       Space Shuttle Discovery (April 12-19,
                                                                       1985); Vice Chairman, Huntsman
                                                                       Corporation (chemical company); member of
                                                                       the Utah Regional Advisory Board of
                                                                       Pacific Corp.

Wayne E. Hedien (68)                   Director      Director since    Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                         September 1997    Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Directors                                   formerly associated with the Allstate
1675 Broadway                                                          Companies (1966-1994), most recently as
New York, NY                                                           Chairman of The Allstate Corporation
                                                                       (March 1993-December 1994) and Chairman
                                                                       and Chief Executive Officer of its
                                                                       wholly-owned subsidiary, Allstate
                                                                       Insurance Company (July 1989-December
                                                                       1994).


                                          NUMBER OF
                                        PORTFOLIOS IN
                                            FUND
                                           COMPLEX
                                          OVERSEEN
       NAME, AGE AND ADDRESS OF              BY
         INDEPENDENT DIRECTOR            DIRECTOR**          OTHER DIRECTORSHIPS HELD BY DIRECTOR
-------------------------------------- --------------  ------------------------------------------------
Michael Bozic (61)                     129             Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (69)                     129             Director of Franklin Covey (time management
c/o Summit Ventures LLC                                systems), BMW Bank of North America, Inc.
1 Utah Center                                          (industrial loan corporation), United Space
201 S. Main Street                                     Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                     and the Boeing Company) and Nuskin Asia
                                                       Pacific (multilevel marketing); member of
                                                       the board of various civic and charitable
                                                       organizations.


Wayne E. Hedien (68)                   129             Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                           mortgage insurance); Trustee and Vice
Counsel to the Independent Directors                   Chairman of The Field Museum of Natural
1675 Broadway                                          History; director of various other business and
New York, NY                                           charitable organizations.



Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued



                                                        TERM OF
                                                       OFFICE AND
                                        POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF         HELD WITH        TIME
          INDEPENDENT DIRECTOR          REGISTRANT       SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------- ---------------- -----------------------------------------------
Dr. Manuel H. Johnson (53)              Director      Director since   Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991        or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                          TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                       Smick International, Inc., a consulting firm;
                                                                       Co-Chairman and a founder of the Group
                                                                       of Seven Council (G7C), an international
                                                                       economic commission; formerly Vice
                                                                       Chairman of the Board of Governors of
                                                                       the Federal Reserve System and Assistant
                                                                       Secretary of the U.S. Treasury.

Michael E. Nugent (65)                  Director      Director since   Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991        Director or Trustee of the Morgan Stanley
237 Park Avenue                                                        Funds and the TCW/DW Term Trusts; director/
New York, NY                                                           trustee of various investment companies
                                                                       managed by Morgan Stanley Investment
                                                                       Management Inc. and Morgan Stanley
                                                                       Investments LP (since July 2001); General
                                                                       Partner, Triumph Capital, L.P., a private
                                                                       investment partnership; formerly Vice
                                                                       President, Bankers Trust Company and BT
                                                                       Capital Corporation (1984-1988).

John L. Schroeder (71)                  Director      Director since   Retired; Chairman of the Derivatives Committee
c/o Mayer, Brown, Rowe & Maw                          April 1994       and Director or Trustee of the Morgan Stanley
Counsel to the Independent Directors                                   Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                                                          Executive Vice President and Chief Investment
New York, NY                                                           Officer of the Home Insurance Company
                                                                       (August 1991-September 1995).

                                             NUMBER OF
                                           PORTFOLIOS IN
                                               FUND
                                              COMPLEX
                                             OVERSEEN
        NAME, AGE AND ADDRESS OF                BY
          INDEPENDENT DIRECTOR              DIRECTOR**          OTHER DIRECTORSHIPS HELD BY DIRECTOR
--------------------------------------- - --------------   ---------------------------------------------------
Dr. Manuel H. Johnson (53)                     129            Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                         Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                                 Accounting Foundation (oversight organization
Washington, D.C.                                              of the Financial Accounting Standards Board).

Michael E. Nugent (65)                         207            Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                         129            Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw                                  (telecommunications company).
Counsel to the Independent Directors
1675 Broadway
New York, NY



Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Interested Directors:






                                                         TERM OF
                                                        OFFICE AND
                                   POSITION(S)          LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH              TIME
      INTERESTED DIRECTOR          REGISTRANT              SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ----------------------- ----------------   -------------------------------------------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Director since     Chairman, Director or Trustee and Chief
c/o Morgan Stanley Trust       Trustee and Chief       July 1991          Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   Executive Officer                          and the TCW/DW Term Trusts; formerly
Plaza Two,                                                                Chairman, Chief Executive Officer and Director
Jersey City, NJ                                                           of the Investment Manager, the Distributor and
                                                                          Morgan Stanley Services, Executive Vice President
                                                                          and Director of Morgan Stanley DW, Chairman and
                                                                          Director of the Transfer Agent, and Director
                                                                          and/or officer of various Morgan Stanley
                                                                          subsidiaries (until June 1998).

James F. Higgins (54)          Director                Director since     Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                               June 2000          August 2000); Director of the Distributor and
Harborside Financial Center,                                              Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                                the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                           Term Trusts (since June 2000); previously
                                                                          President and Chief Operating Officer of the
                                                                          Private Client Group of Morgan Stanley (May
                                                                          1999-August 2000), President and Chief Operating
                                                                          Officer of Individual Securities of Morgan
                                                                          Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director                Director since     Director or Trustee of the Morgan Stanley
1585 Broadway                                          April 1994         Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                              of the Board of Directors and Chief Executive
                                                                          Officer of Morgan Stanley and Morgan Stanley DW;
                                                                          Director of the Distributor; Chairman of the
                                                                          Board of Directors and Chief Executive Officer of
                                                                          Novus Credit Services Inc.; Director and/or
                                                                          officer of various Morgan Stanley subsidiaries.


                                  NUMBER OF
                                PORTFOLIOS IN
                                     FUND
                                   COMPLEX
   NAME, AGE AND ADDRESS OF        OVERSEEN
      INTERESTED DIRECTOR       BY DIRECTOR**        Other Directorships Held by Director
------------------------------ ---------------   --------------------------------------------
Charles A. Fiumefreddo (68)          129         None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)                129          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)               129          Director of American Airlines, Inc. and its
1585 Broadway                                     parent company, AMR Corporation.
New York, NY


------------

* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Dividend Growth Securities Inc.
DIRECTOR AND OFFICER INFORMATION continued

Officers:



                                                   TERM OF
                                                  OFFICE AND
                                POSITION(S)       LENGTH OF
   NAME, AGE AND ADDRESS OF      HELD WITH          TIME
      EXECUTIVE OFFICER         REGISTRANT          SERVED*          PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS
----------------------------- ----------------- -----------------     ------------------------------------------------
Mitchell M. Merin (48)        President         President since       President and Chief Operating Officer of
1221 Avenue of the Americas                     May 1999              Morgan Stanley Investment Management (since
New York, NY                                                          December 1998); President, Director (April
                                                                      1997) and Chief Executive Officer (since
                                                                      June 1998) of the Investment Manager and
                                                                      Morgan Stanley Services; Chairman, Chief
                                                                      Executive Officer and Director of the
                                                                      Distributor (since June 1998); Chairman and
                                                                      Chief Executive Officer (since June 1998)
                                                                      and Director (since January 1998) of the
                                                                      Transfer Agent; Director of various Morgan
                                                                      Stanley subsidiaries; President of the
                                                                      Morgan Stanley Funds and TCW/DW Term Trusts
                                                                      (since May 1999); Trustee of various Van
                                                                      Kampen investment companies (since December
                                                                      1999); previously Chief Strategic Officer of
                                                                      the Investment Manager and Morgan Stanley
                                                                      Services and Executive Vice President of the
                                                                      Distributor (April 1997-June 1998), Vice
                                                                      President of the Morgan Stanley Funds (May
                                                                      1997-April 1999), and Executive Vice
                                                                      President of Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,       General Counsel (since May 2000) and
1221 Avenue of the Americas   Secretary and     Secretary             Managing Director (since December 2000) of
New York, NY                  General Counsel   and General           Morgan Stanley Investment Management;
                                                Counsel since         Managing Director (since December 2000), and
                                                February 1997         Secretary and General Counsel (since
                                                                      February 1997) and Director (since July
                                                                      1998) of the Investment Manager and Morgan
                                                                      Stanley Services; Assistant Secretary of
                                                                      Morgan Stanley DW; Vice President, Secretary
                                                                      and General Counsel of the Morgan Stanley
                                                                      Funds and TCW/DW Term Trusts (since February
                                                                      1997); Vice President and Secretary of the
                                                                      Distributor; previously, Senior Vice
                                                                      President, Assistant Secretary and Assistant
                                                                      Counsel of the Investment Manager and
                                                                      Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since       First Vice President and Assistant Treasurer
c/o Morgan Stanley Trust                        April 1989            of the Investment Manager, the Distributor
Harborside Financial Center,                                          and Morgan Stanley Services; Treasure of the
Plaza Two                                                             Morgan Stanely Funds.
Jersey City, NJ

Paul D. Vance (66)            Vice President    Since inception       Managing Director and Portfolio Manager of
1221 Avenue of the Americas                     of the Fund           the Investment Manager and/or its investment
New York, NY                                                          management affiliates for over 5 years.

Richard M. Behler (48)        Vice President    Since April           Executive Director and Portfolio Manager of
1221 Avenue of the Americas                     2001                  the Investment Manager and/or its investment
New York, NY                                                          management affiliates for over 5 years.



------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                                           [MORGAN STANLEY LOGO]
                                                               [GRAPHIC OMITTED]

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent                                           Morgan Stanley
Philip J. Purcell                                           Dividend Growth
John L. Schroeder                                           Securities

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Richard Behler
Vice President

Thomas F Caloia
Treasurer                                                    Annual Report
                                                             February 28, 2002

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.       37910RPT

[GRAPHIC OMITTED]